Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable and unbilled revenue, allowance for doubtful accounts		$ 2,365	$ 2,498
Indianapolis Power And Light Company [Member]
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 2,842	$ 2,365	$ 2,498